Accounts Payables and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payables and Accrued Liabilities

Note 6 – Accounts Payables and Accrued Liabilities

As of September 30, 2024 and December 31, 2023, the accounts payable and accrued liabilities consisted of the following:

	September 30,	December 31,
	2024	2023
Accounts payable	$216,242	$329,655
Credit cards payables	17,926	49,019
Sales tax payable	18,447	20,050
Property tax payable	68,966	97,206
Accrual for salaries	11,643	-
	$333,224	$495,930

Note 6 – Accounts Payables and Accrued Liabilities

As of December 31, 2023 and 2022, the accounts payable and accrued liabilities consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts payable	$329,655	$168,823
Credit cards payables	49,019	29,107
Sales tax payable	20,050	20,106
Property tax payable	97,206	90,358
	$495,930	$308,394